Balance Sheet Details (Schedule of Patents) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2014
Balance Sheet Details [Abstract]
Patents	$ 3,389,000	$ 3,773,000
Less accumulated amortization	(1,959,000)	(1,823,000)
Patents, net	1,430,000	1,950,000	1,378,000
Patent Amortization Expense	188,000	206,000
Weighted Average Remaining Amortization Period For Patents	10 years
Future Amortization Of Intangible Assets, Estimate	152,000
Impairment of patents	$ 551,000	$ 0